Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 4 – INCOME TAX

At December 31, 2020, the Company had unused net operating loss carryforwards of approximately $51,160,395 for income tax purposes, which expire between 2021 and 2025. At December 31, 2020, 2019 and 2018, these net operating losses carryforwards may result in future income tax benefits of approximately $10,974,429, $7,394,397 and $6,230,296, respectively, however, because realization is not likely at this time, a valuation allowance in the same amount has been established. Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax liabilities and assets of December 31, 2020 and 2019 are as follows:

	December 31,	December 31,
	2020	2019
Deferred tax liabilities	$(211,796)	$-
Deferred tax asset
Net operating loss carryforward	10,974,429	7,394,397
Valuation allowance	(10,974,429)	(7,394,397)
Net deferred tax asset	-	-

Movement of valuation allowance

	December 31, 2020	December 31, 2019
At the beginning of the year	$7,394,397	$6,230,296
Acquisition of subsidiary	1,632,891	-
Current year addition	1,764,787	1,281,472
Expired	(1,742,956)	(61,892)
Exchange difference	679,252	(115,166)
Over provided in last year	1,246,058	59,687
At the end of the year	10,974,429	7,394,397

The Company is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in the PRC are subject to PRC Enterprise Income Tax at the statutory rate of 25% for the years ended December 31, 2020, 2019 and 2018. Two of our subsidiaries qualify as high-technology enterprises and benefit from a preferential tax rate of 15%. They are qualified as a “high-technology enterprise” until the end of November 2021 and October 2021, respectively. Subsidiaries operating in Hong Kong are subject to Hong Kong income taxes at a rate of 16.5% for the years ended December 31, 2020, 2019 and 2018.

A reconciliation of the income tax expense to the amount computed by applying the current PRC statutory tax rate of 25% to the loss before income taxes in the consolidated statements of comprehensive income is as follows:

	December 31,	December 31,	December 31,
	2020	2019	2018
Loss before income taxes	$(40,056,965)	$(32,022,203)	$(11,853,527)

Tax loss at the PRC statutory tax rate of 25%	(9,611,948)	(7,470,202)	(2,874,005)
Non-deductible items	7,353,006	5,046,957	5,013,636
Non-taxable items	(853,004)	(388,109)	(3,538,631)
Change in valuation allowance	1,764,787	1,281,472	1,054,992
Effect of different tax rates in other jurisdictions	178,444	526,348	17,221
Effect of 15% preferential rate for certain PRC subsidiaries	1,168,715	1,003,534	252,778
Prior year over provision	-	70,992	-
Income tax benefit (expense)	-	70,992	(74,009)